Marketable Securities And Other Investments (Maturities Of Debt Securities Classified As Held-To-Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Schedule of Investments [Line Items]
Due within 1 year, Carrying Amount	¥ 1,968	¥ 2,212
Due after 1 year through 5 years, Carrying Amount	1,624	2,519
Due after 5 years through 10 years, Carrying Amount	1,638	939
Due after 10 years, Carrying Amount	301	475
Total Carrying Amount	5,531	6,145
Due within 1 year, Fair value	1,972	2,212
Due after 1 year through 5 years, Fair value	1,629	2,531
Due after 5 years through 10 years, Fair value	1,650	939
Due after 10 years, Fair value	326	487
Held-to-maturity, Fair value	¥ 5,577	¥ 6,169